S000077855 [Member] Performance Management - Nuveen Securitized Credit Managed Accounts Portfolio	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Portfolio Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the potential risks of investing in the Portfolio. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns do not reflect any charges that are imposed by the separately managed accounts. If such charges were reflected, the returns would be lower.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the variability of the Portfolio’s performance from year to year.
Bar Chart Narrative [Text Block]	The bar chart below shows the variability of the Portfolio’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns do not reflect any charges that are imposed by the separately managed accounts. If such charges were reflected, the returns would be lower.
Bar Chart [Heading]	Annual Total Return*
Bar Chart Closing [Text Block]
During the two-year period ended December 31, 2024, the Portfolio’s highest and lowest quarterly returns were 5.34%
and -1.22%, respectively, for the quarters ended December 31, 2023 and December 31, 2024.

Performance Table Heading	Average Annual Total Returns for the Periods EndedDecember 31, 2024
Performance Table Narrative
The table below shows the variability of the Portfolio’s average annual returns and how they compare over the time periods indicated with those of broad measures of market performance. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.

Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Common Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date total return
Bar Chart, Year to Date Return	6.52%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest
Highest Quarterly Return	5.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest
Lowest Quarterly Return	(1.22%)
Lowest Quarterly Return, Date	Dec. 31, 2024